Operating Segments (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Gain loss on investments held in nuclear decommissioning trust funds, after tax	$ 48		$ 13		$ 17	$ 145
Revision to future ash pond and landfill closure costs					(113)
SCANA
Segment Reporting Information [Line Items]
Merger and integration related costs					548
Merger and integration-related costs, after tax					418
Charge related to a voluntary retirement program					425
Charge related to a voluntary retirement program, after-tax					317
Income tax related to regulatory assets acquired	264				264
Income tax related to regulatory assets acquired, after tax	198				198
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Gain loss on investments held in nuclear decommissioning trust funds, after tax	(9)				(14)	5
Revision to future ash pond and landfill closure costs					(113)
Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Gain loss on investments held in nuclear decommissioning trust funds, after tax	5		$ (6)		(18)	7
Operating Segments
Segment Reporting Information [Line Items]
After- tax net expenses					1,900	310
Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
After- tax net expenses					607	230
Charge related to a voluntary retirement program					192
Charge related to a voluntary retirement program, after-tax					143
Operating Segments | Virginia Electric and Power Company | Virginia Legislation
Segment Reporting Information [Line Items]
One-time rate credit amount				$ 215		215
One-time rate credit amount after tax				160		160
Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
After- tax net expenses					43	89
Corporate and Other | Operating Segments
Segment Reporting Information [Line Items]
After- tax net expenses					2,100	349
Corporate and Other | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
After- tax net expenses					652	237
Corporate and Other | Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
After- tax net expenses					44	91
Southeast Energy
Segment Reporting Information [Line Items]
Charge for refund of amounts from customers	$ 1,000				1,000
Charge for refund of amounts from customers, after tax					760
Charge for property, plant and equipment acquired but committed to forgo recovery					114
Charge for property, plant and equipment acquired but committed to forgo recovery, after tax					86
Southeast Energy | SCANA
Segment Reporting Information [Line Items]
Merger and integration-related costs, after tax					156
Litigation settlement expense					278
Litigation settlement expense, after tax					209
Power Generation | SCANA
Segment Reporting Information [Line Items]
Merger and integration-related costs, after tax					109
Power Generation | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Asset retirement obligations					369
Asset retirement obligations, after tax					275
Contract termination with a non-utility generator					135
Contract termination with a non-utility generator, after tax					100
Power Generation | Virginia Electric and Power Company | Virginia Legislation
Segment Reporting Information [Line Items]
Benefit from revision of future closure costs		$ 113
Benefit from revision of future closure costs, after tax		$ 84
Power Generation | Operating Segments
Segment Reporting Information [Line Items]
Gain loss on investments held in nuclear decommissioning trust funds					336
Gain loss on investments held in nuclear decommissioning trust funds, after tax					251
Power Generation | Operating Segments | Virginia Regulation
Segment Reporting Information [Line Items]
Revision to future ash pond and landfill closure costs						81
Environmental Remediation Expense, net of tax						60
Power Generation | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Charge related to a voluntary retirement program, after-tax					72
Asset retirement obligations					369
Asset retirement obligations, after tax					275
Contract termination with a non-utility generator					135
Contract termination with a non-utility generator, after tax					100
Abandonment expense					62
Abandonment expense, after tax					46
Power Generation | Operating Segments | Virginia Electric and Power Company | Virginia Legislation
Segment Reporting Information [Line Items]
Benefit from revision of future closure costs					113
Benefit from revision of future closure costs, after tax					84
Charge associated with one-time rate credits of certain amounts to utility customers, after tax				109		109
Revision to future ash pond and landfill closure costs						81
Environmental Remediation Expense, net of tax						60
Power Delivery | SCANA
Segment Reporting Information [Line Items]
Merger and integration-related costs, after tax					73
Power Delivery | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Asset retirement obligations					160
Asset retirement obligations, after tax					119
Power Delivery | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Charge related to a voluntary retirement program, after-tax					71
Asset retirement obligations					160
Asset retirement obligations, after tax					119
Power Delivery | Operating Segments | Virginia Electric and Power Company | Virginia Legislation
Segment Reporting Information [Line Items]
Charge associated with one-time rate credits of certain amounts to utility customers, after tax				$ 51		51
Gas Infrastructure | SCANA
Segment Reporting Information [Line Items]
Merger and integration-related costs, after tax					80
Gas Infrastructure | Operating Segments | FERC-Regulated Plant
Segment Reporting Information [Line Items]
Charge for disallowance of FERC-regulated plant						122
Charge for disallowance of FERC-regulated plant, after tax						89
Gas Infrastructure | Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Charge related to a voluntary retirement program					42
Charge related to a voluntary retirement program, after-tax					$ 31
Gas Infrastructure | Operating Segments | Dominion Energy Gas Holdings, LLC | FERC-Regulated Plant
Segment Reporting Information [Line Items]
Charge for disallowance of FERC-regulated plant						122
Charge for disallowance of FERC-regulated plant, after tax						$ 89